ACCRUALS AND OTHER PAYABLES - Summary of accruals and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current:
Employee salary and benefits	$ 2,628	$ 2,395
Accrued research and development expenses	2,442	603
Non-refundable incentive payment from depositary bank	106	1,273
Accrued legal expenses	1,024	1,375
Accrued other expenses	1,438	2,203
Accounts Payable and Accrued Liabilities, Current	7,638	7,849
Non-current:
Non-refundable incentive payment from depositary bank		106
Accounts Payable and Accrued Liabilities, Non-current		106
Total accruals and other payables	$ 7,638	$ 7,955